Share-based compensation - change in PSUs and RSUs (Details)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€) shares
Performance share units, adjusted ebit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	0
Outstanding shares unvested (in euros per share) | €	€ 0.00
Anti-dilution adjustment (in shares) | shares	524,308
Anti-dilution adjustment (in euros per share) | €	€ 10.18
Granted (in shares) | shares	5,182,071
Granted (in euros per share) | €	€ 11.26
Vested (in shares) | shares	0
Vested (in euros per share) | €	€ (0.00)
Canceled (in shares) | shares	0
Canceled (in euros per share) | €	€ (0.00)
Forfeited (in shares) | shares	145,740
Forfeited (in euros per share) | €	€ (11.28)
Outstanding shares unvested (in shares) | shares	5,560,639	0
Outstanding shares unvested (in euros per share) | €	€ 10.19	€ 0.00
Performance share units, net income
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	4,568,830	8,803,826	11,379,445
Outstanding shares unvested (in euros per share) | €	€ 6.14	€ 5.89	€ 5.65
Anti-dilution adjustment (in shares) | shares	25,516	32,855	65,751
Anti-dilution adjustment (in euros per share) | €	€ 4.91	€ 5.87	€ 5.62
Granted (in shares) | shares	0	71,136	1,136,250
Granted (in euros per share) | €	€ 0.00	€ 9.73	€ 7.91
Vested (in shares) | shares	4,295,593	3,857,502	3,758,870
Vested (in euros per share) | €	€ (6.24)	€ (5.58)	€ (5.65)
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ (0.00)	€ (0.00)	€ (0.00)
Forfeited (in shares) | shares	36,369	481,485	18,750
Forfeited (in euros per share) | €	€ (6.62)	€ (6.27)	€ (7.91)
Outstanding shares unvested (in shares) | shares	262,384	4,568,830	8,803,826
Outstanding shares unvested (in euros per share) | €	€ 4.91	€ 6.14	€ 5.89
Performance share units, total shareholder return
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	6,926,413	8,803,827	11,379,446
Outstanding shares unvested (in euros per share) | €	€ 11.42	€ 10.58	€ 10.64
Anti-dilution adjustment (in shares) | shares	644,588	32,855	65,750
Anti-dilution adjustment (in euros per share) | €	€ 10.60	€ 10.54	€ 10.58
Granted (in shares) | shares	5,189,237	2,473,637	1,136,250
Granted (in euros per share) | €	€ 11.58	€ 13.15	€ 10.84
Vested (in shares) | shares	4,295,594	3,857,502	3,758,869
Vested (in euros per share) | €	€ (10.67)	€ (10.51)	€ (10.63)
Canceled (in shares) | shares	1,385,046	0	0
Canceled (in euros per share) | €	€ (12.99)	€ (0.00)	€ (0.00)
Forfeited (in shares) | shares	282,107	526,404	18,750
Forfeited (in euros per share) | €	€ (11.94)	€ (11.50)	€ (10.84)
Outstanding shares unvested (in shares) | shares	6,797,491	6,926,413	8,803,827
Outstanding shares unvested (in euros per share) | €	€ 10.61	€ 11.42	€ 10.58
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding shares unvested (in shares) | shares	4,290,986	7,600,313	7,969,623
Outstanding shares unvested (in euros per share) | €	€ 10.47	€ 9.17	€ 8.69
Anti-dilution adjustment (in shares) | shares	761,529	28,299	46,189
Anti-dilution adjustment (in euros per share) | €	€ 10.49	€ 9.12	€ 8.64
Granted (in shares) | shares	7,160,764	627,081	2,293,940
Granted (in euros per share) | €	€ 11.35	€ 18.54	€ 10.43
Vested (in shares) | shares	3,347,345	3,690,050	2,671,939
Vested (in euros per share) | €	€ (9.93)	€ (9.09)	€ (8.64)
Canceled (in shares) | shares	0	0	0
Canceled (in euros per share) | €	€ (0.00)	€ (0.00)	€ (0.00)
Forfeited (in shares) | shares	712,895	274,657	37,500
Forfeited (in euros per share) | €	€ (10.05)	€ (10.28)	€ (10.39)
Outstanding shares unvested (in shares) | shares	8,153,039	4,290,986	7,600,313
Outstanding shares unvested (in euros per share) | €	€ 10.51	€ 10.47	€ 9.17